Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Beginning Balance	3,258,000	3,225,000
Purchase of treasury shares	1,105,000	6,100,000
Release of treasury shares	(3,460,000)	(6,067,000)
Ending Balance	903,000	3,258,000
Beginning Balance	£ 24,000,000	£ 33,000,000
Purchase of treasury shares	6,000,000	52,000,000
Release of treasury shares	(23,000,000)	(61,000,000)
Ending Balance	£ 7,000,000	£ 24,000,000